Redeemable Noncontrolling Interests and Noncontrolling Interests - Additional Information (Details) $ / shares in Units, ¥ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Nov. 30, 2018 CNY (¥) shares	Dec. 31, 2019	Mar. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	May 31, 2018	Dec. 31, 2017 shares	Sep. 29, 2017 shares
Minority Interest [Line Items]
Conversion Ratio				1
Overseas Subsidiary
Minority Interest [Line Items]
Ownership of subsidiaries							73.34%
Equity interests percentage							26.66%
Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Mezzanine equity, shares issued								4,945,055	4,945,055
Fun Literature
Minority Interest [Line Items]
Purchase shares from holders				5 years
Redemption days				60 days
Annual compound interest rate				10.00%
Fun Literature | Series B Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Number of preferred shares issued	8,794,903
Share price | $ / shares	$ 5.69
Preferred stock cash consideration | $	$ 50,000,000
Simple interest on put option	4.00%
Fun Literature | Series B Convertible Redeemable Preferred Shares | CMC Capital
Minority Interest [Line Items]
Number of preferred shares issued	8,794,903
Share price | $ / shares	$ 5.69
Preferred stock cash consideration | $	$ 50,000,000
Fun Literature | Series A Convertible Redeemable Preferred Shares
Minority Interest [Line Items]
Mezzanine equity, shares issued		1,097,212	3,763,440		1,097,212	3,763,440
Preferred stock, per share purchase price | $ / shares					$ 3.72	$ 3.72
Mezzanine equity, aggregate amount of redemption		¥ 27.5	¥ 97.1		$ 4,000,000	$ 14,000,000
Preferred shares converted basics on issued		9.00%	7.00%
Preferred shares converted basics on outstanding		91.00%	93.00%
Conversion Ratio				1
Simple interest on put option	4.00%
Extended redemption period				5 years